FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts	¥ 55,338	¥ 56,239
Long-term debts	55,804	72,674	¥ 95,446
Loans from Sinopec Group Company and fellow subsidiaries	68,631	63,352	¥ 88,229
Trade accounts payable	200,073	174,301
Bills payable	6,462	5,828
Accrued expenses and other payables	99,588	81,781
Financial liabilities with contractual maturities	485,896	454,175
Short-term debts, undiscounted cash flows	56,562	57,515
Long-term debts, undiscounted cash flows	66,202	85,021
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	68,950	63,678
Trade and other payables, undiscounted cash flows	200,073	174,301
Bills payable, undiscounted cash flows	6,462	5,828
Accrued expenses and other payables, undiscounted cash flows	99,588	81,781
Total contractual undiscounted cash flows	497,837	468,124
Within one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts, undiscounted cash flows	56,562	57,515
Long-term debts, undiscounted cash flows	2,166	2,672
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	25,504	18,790
Trade and other payables, undiscounted cash flows	200,073	174,301
Bills payable, undiscounted cash flows	6,462	5,828
Accrued expenses and other payables, undiscounted cash flows	99,588	81,781
Total contractual undiscounted cash flows	390,355	340,887
Between one and two years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	14,477	27,277
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	4,439	2,092
Total contractual undiscounted cash flows	18,916	29,369
More than 2 years but less than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	32,316	30,535
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	39,007	42,796
Total contractual undiscounted cash flows	71,323	73,331
Thereafter [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	17,243	24,537
Total contractual undiscounted cash flows	¥ 17,243	¥ 24,537